Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock Including Additional Paid in Capital [Member]	Preferred Stock Including Additional Paid in Capital [Member]	Retained Earnings [Member]	Total	Common Stock [Member]	Preferred Stock [Member]
Balance at Dec. 31, 2020	$ 62,041	$ 62,423	$ (113,360)	$ 11,104
Balance, shares at Dec. 31, 2020					1,688	2,812
Stock-based compensation	481			481
Stock-based compensation, shares					87
Exercises of options and warrants	(7)			(7)
Exercises of options and warrants (in shares)					(1)
Stock Issued During Period, Shares, Treasury Stock Reissued					1
Net loss			(1,182)	(1,182)
Balance at Dec. 31, 2021	62,515	62,423	(114,542)	10,396
Balance, shares at Dec. 31, 2021					1,775	2,812
Stock-based compensation	233			233
Stock-based compensation, shares
Net loss			(6,867)	(6,867)
Exercise of restricted share awards net settlement option	(46)			(46)
Balance at Dec. 31, 2022	$ 62,702	$ 62,423	$ (121,409)	$ 3,716
Balance, shares at Dec. 31, 2022					1,775	2,812